RIGHT TO USE ASSETS AND LIABILITIES - OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Feb. 28, 2022	May 31, 2021
Disclosure Text Block [Abstract]
Lease, Cost [Table Text Block]

Operating lease liabilities are summarized below:

Amount at inception of leases	$4,069,476
Amount amortized	(1,787,472)
Balance – February 28, 2022	$2,282,004

Warehouse and offices	$2,055,145
Land	218,488
Office equipment	8,371
Balance – February 28, 2022	$2,282,004

Lease liability	$2,282,004
Less: current portion	(311,540)
Lease liability, non-current	$1,970,464

Right to use assets – operating leases are summarized below:

May 31, 2021
Amount at inception of leases	$3,891,437
Amount amortized	(1,641,428)
Balance – May 31, 2021	$2,250,009

Amount at inception of leases	$3,848,038
Amount amortized	(1,581,619)
Balance – May 31, 2021	$2,266,419

May 31, 2021
Warehouses and offices	$2,250,009
Lease liability	$2,266,419
Less: current portion	(287,125)
Lease liability, non-current	$1,979,294

Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Maturity analysis under these lease agreements is as follows:

Twelve months ended February 28, 2023	$496,066
Twelve months ended February 28, 2024	499,103
Twelve months ended February 28, 2025	512,532
Twelve months ended February 28, 2026	526,358
Twelve months ended February 28, 2027	226,297
Thereafter	799,417
Total	$3,059,773
Less: Present value discount	(777,769)
Lease liability	$2,282,004

Maturity analysis under these lease agreements is as follows:

Twelve months ended May 31, 2022	$458,148
Twelve months ended May 31, 2023	449,071
Twelve months ended May 31, 2024	458,205
Twelve months ended May 31, 2025	471,732
Twelve months ended May 31, 2026	407,415
Thereafter	719,933
Total	$2,964,504
Less: Present value discount	(698,085)
Lease liability	$2,266,419

Lessee, Operating Lease, Disclosure [Table Text Block]	Right to use assets – operating leases are summarized below:
February 28, 2022
Amount at inception of leases	$4,112,876
Amount amortized	(1,874,191)
Balance – February 28, 2022	$2,238,685